Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended		129 Months Ended	132 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Income Statement [Abstract]
Grant revenue	$ 5,501	$ 0	$ 485,031	$ 10,173	$ 1,090,259	$ 1,095,760
License fees and other revenues	0	0	0	164,400	282,900	282,900
Total operating revenues	5,501	0	485,031	174,573	1,373,159	1,378,660
Operating expenses:
Research and development	131,109	224,207	2,089,321	444,834	10,972,892	11,104,001
General and administrative	374,719	385,734	1,458,088	1,567,012	9,119,235	9,493,954
Total operating expenses	505,828	609,941	3,547,409	2,011,846	20,092,127	20,597,955
Operating loss	(500,327)	(609,941)	(3,062,378)	(1,837,273)	(18,718,968)	(19,219,295)
Other income (expense):
Interest income	0	441	4,274	547	187,616	187,616
Interest expense	(325)	(2,020)	(2,237)	(763,088)	(2,111,414)	(2,111,739)
Other income, net	1,373	606	2,501	476	150,488	151,861
Total other income (expense), net	1,048	(973)	4,538	(762,065)	(1,773,310)	(1,772,262)
Loss before provision for income taxes	(499,279)	(610,914)	(3,057,840)	(2,599,338)	(20,492,278)	(20,991,557)
Provision for income taxes	0	0	0	0	0	0
Net loss	$ (499,279)	$ (610,914)	$ (3,057,840)	$ (2,599,338)	$ (20,492,278)	$ (20,991,557)
Weighted average number of common shares outstanding - basic and diluted (in Shares)	24,778,221	24,636,955	24,683,787	8,656,708
Net loss per common share - basic and diluted (in Dollars per Share)	$ (0.02)	$ (0.02)	$ (0.12)	$ (0.30)